Offerings - Offering: 1	Apr. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 112,549,419.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,543.07
Offering Note